INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3  -  INVENTORIES

A.Composition:

	As of December 31,
	2 0 2 0	2 0 1 9

Raw materials	$17,511	$14,428
Service inventory	16,860	12,887
Work in process	16,364	12,944
Finished goods	10,999	8,103
	$61,734	$48,362

B.In the years ended December 31, 2020, 2019 and 2018, the Company wrote down inventories in a total amount of $5,664, $4,435 and $4,635, respectively.